STATUTORY RESERVES	12 Months Ended
Dec. 31, 2014
STATUTORY RESERVES
STATUTORY RESERVES

22. STATUTORY RESERVES

        As stipulated by the relevant laws and regulations in the PRC, each PRC entity of the Group is required to maintain non-distributable statutory surplus reserve. Subject to certain cumulative limits, the statutory surplus reserve requires annual appropriations of 10% of profit after taxes as reported in company's statutory financial statements prepared under accounting principles general accepted in PRC, until the balance reaches 50% of the registered capital, and the other fund appropriations are at the discretion of the board of directors of each of the Group's entities in the PRC. These reserves can only be used for the specified purposes and once appropriated, the amounts are not available for future distribution to owners. The statutory surplus reserve may be applied against prior year losses, if any, and may be applied to increase capital upon the boards of directors' approval.

        Total amount appropriated to statutory reserves were $498, $991 and $170 for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the aggregate amounts of capital and statutory reserves restricted, which represented the amount of net assets of the relevant subsidiaries, VIEs and VIEs' subsidiaries in the Group not available for distribution, were $14,248.